Nature of Business and Summary of Significant Accounting Policies - Effect of Dilutive Shares (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Basic weighted average shares outstanding	5,577,352	5,063,736	4,889,420
Dilutive effect of stock options	2,564	2,367	9,798
Dilutive weighted average shares outstanding	5,579,916	5,066,103	4,899,218
Net income	$ 6,931	$ 5,902	$ 6,673
Net income per share-basic	$ 1.24	$ 1.17	$ 1.36
Net income per share-diluted	$ 1.24	$ 1.17	$ 1.36